Intangible Assets and Goodwill (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in intangible assets and goodwill
Changes in intangible assets and goodwill for periods indicated consisted of the following:

	December 31,
	2015	2014
Customer List
Balance At Beginning Of Year	$—	$11,970
Amortization	—	11,970
Balance At End Of Year	—	—
Total Intangibles	—	—
Goodwill	1,199,754	1,199,754
Total	$1,199,754	$1,199,754